Long Term Bank Loans (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of long term bank loan
		December 31, 2019	December 31, 2018
Long-term loans
Changjiang Li Autonomous County Rural Credit Cooperative Association (“CCCA”)	(1)	$8,041,600	$8,578,600
Dongfang Credit Cooperative Association	(2)	718,000	-
Subtotal		8,759,600	8,578,600
Less: current portion of long-term loans		(1,436,100)	(436,200)
Total		$7,323,600	$8,142,400

Schedule of repayment of the company's remaining long-term bank loan
	Repayment in RMB	Repayment in USD
March 26, 2020	1,000,000	$143,600
December 19, 2020	6,000,000	861,600
January 31, 2021	1,000,000	143,600
March 26, 2021	3,000,000	430,800
June 19, 2021	6,000,000	861,600
December 19, 2021	9,000,000	1,292,400
June 19, 2022	7,000,000	1,005,200
December 19, 2022	7,000,000	1,005,200
June 19, 2023	7,000,000	1,005,200
December 19, 2023	7,000,000	1,005,200
June 19, 2024	7,000,000	1,005,200
Total	$61,000,000	$8,759,600